Statements of Redeemable Convertible Preferred Stock and Stockholders’ Deficit - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Accumulated Deficit	Series Seed	Series A	Series B
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2018						3,631,354	4,640,604
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2018						$ 5,494	$ 27,067
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2019	8,271,958					3,631,354	4,640,604	0
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2019	$ 32,561					$ 5,494	$ 27,067	$ 0
Beginning balance (in shares) at Dec. 31, 2018		9,000,000
Beginning balance at Dec. 31, 2018	$ (5,048)	$ 1	$ 43	$ (4)	$ (5,088)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of vested stock options (in shares)	77,062	77,062
Issuance of common stock upon exercise of vested stock options	$ 36		36
Stock-based compensation expense	110		110
Other comprehensive income (loss)	11			11
Net loss	(9,618)				(9,618)
Ending balance (in shares) at Dec. 31, 2019		9,077,062
Ending balance at Dec. 31, 2019	(14,509)	$ 1	189	7	(14,706)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2020						3,631,354	4,640,604
Redeemable Convertible Preferred Stock, ending balance at Mar. 31, 2020						$ 5,494	$ 27,067
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock-based compensation expense	19		19
Other comprehensive income (loss)	34			34
Net loss	(2,934)				(2,934)
Ending balance (in shares) at Mar. 31, 2020		9,077,062
Ending balance at Mar. 31, 2020	$ (17,390)	$ 1	208	41	(17,640)
Redeemable Convertible Preferred Stock, beginning balance (in shares) at Dec. 31, 2019	8,271,958					3,631,354	4,640,604	0
Redeemable Convertible Preferred Stock, beginning balance at Dec. 31, 2019	$ 32,561					$ 5,494	$ 27,067	$ 0
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuance of Series B redeemable convertible preferred stock (in shares)								6,109,232
Issuance of Series B redeemable convertible preferred stock								$ 75,857
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020	14,381,190					3,631,354	4,640,604	6,109,232
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020	$ 108,418					$ 5,494	$ 27,067	$ 75,857
Beginning balance (in shares) at Dec. 31, 2019		9,077,062
Beginning balance at Dec. 31, 2019	$ (14,509)	$ 1	189	7	(14,706)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of vested stock options (in shares)	37,842	37,842
Issuance of common stock upon exercise of vested stock options	$ 42		42
Stock-based compensation expense	369		369
Other comprehensive income (loss)	(4)			(4)
Net loss	(15,619)				(15,619)
Ending balance (in shares) at Dec. 31, 2020		9,114,904
Ending balance at Dec. 31, 2020	$ (29,721)	$ 1	600	3	(30,325)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Dec. 31, 2020	14,381,190					3,631,354	4,640,604	6,109,232
Redeemable Convertible Preferred Stock, ending balance at Dec. 31, 2020	$ 108,418					$ 5,494	$ 27,067	$ 75,857
Ending balance (in shares) at Dec. 31, 2020		9,114,904
Ending balance at Dec. 31, 2020	$ (29,721)	$ 1	600	3	(30,325)
Redeemable Convertible Preferred Stock, ending balance (in shares) at Mar. 31, 2021	14,381,190					3,631,354	4,640,604	6,109,232
Redeemable Convertible Preferred Stock, ending balance at Mar. 31, 2021	$ 108,418					$ 5,494	$ 27,067	$ 75,857
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of common stock upon exercise of vested stock options (in shares)	0
Stock-based compensation expense	$ 1,336		1,336
Other comprehensive income (loss)	(1)			(1)
Net loss	(8,409)				(8,409)
Ending balance (in shares) at Mar. 31, 2021		9,114,904
Ending balance at Mar. 31, 2021	$ (36,795)	$ 1	$ 1,936	$ 2	$ (38,734)